John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 96.6%		$799,439,344
(Cost $591,688,818)
Australia 1.3%		10,446,132
Goodman Group	452,486	10,446,132
Canada 4.4%		36,196,503
Celestica, Inc. (A)	270,100	14,164,044
Dollarama, Inc.	107,500	10,077,663
Shopify, Inc., Class A (A)	31,920	1,953,504
Thomson Reuters Corp.	61,713	10,001,292
Denmark 3.5%		28,786,467
Novo Nordisk A/S, Class B	217,268	28,786,467
France 4.9%		40,729,970
Airbus SE	46,911	7,098,896
Hermes International SCA	3,836	8,382,954
Safran SA	66,965	14,711,735
Schneider Electric SE	43,713	10,536,385
Germany 5.4%		44,810,727
Deutsche Boerse AG	37,606	7,700,533
MTU Aero Engines AG	32,607	9,233,129
SAP SE	131,856	27,877,065
India 1.5%		12,092,294
ICICI Bank, Ltd., ADR	415,400	12,092,294
Ireland 2.4%		20,158,482
ICON PLC (A)	56,760	18,642,254
James Hardie Industries PLC, CHESS Depositary Interest (A)	42,207	1,516,228
Italy 2.7%		22,729,946
Ferrari NV	55,227	22,729,946
Japan 17.7%		146,411,018
Disco Corp.	71,700	23,976,254
Fuji Electric Company, Ltd.	33,100	1,861,772
Hitachi, Ltd.	1,544,100	33,362,878
Japan Exchange Group, Inc.	516,900	12,135,997
Mitsubishi Heavy Industries, Ltd.	2,815,100	33,742,025
Nippon Sanso Holdings Corp.	506,400	16,550,046
Sony Group Corp.	4,400	390,802
Tokio Marine Holdings, Inc.	621,700	24,391,244
Netherlands 7.4%		61,332,186
ASM International NV	30,578	21,038,338
ASML Holding NV	31,149	29,005,087
Wolters Kluwer NV	67,432	11,288,761
South Korea 4.7%		38,675,074
HD Hyundai Electric Company, Ltd.	57,001	12,898,854
SK Hynix, Inc.	179,721	25,776,220
Sweden 1.1%		9,220,860
Atlas Copco AB, A Shares	518,094	9,220,860
Switzerland 2.4%		20,060,482
Partners Group Holding AG	5,955	8,015,692
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
UBS Group AG	397,509	$12,044,790
Taiwan 5.5%		45,162,761
Taiwan Semiconductor Manufacturing Company, Ltd.	1,206,000	35,180,606
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	60,206	9,982,155
United Kingdom 9.7%		80,418,094
BAE Systems PLC	1,758,305	29,325,104
Compass Group PLC	164,574	5,068,041
London Stock Exchange Group PLC	59,188	7,204,677
RELX PLC	558,637	26,279,039
Shell PLC	343,937	12,541,233
United States 19.6%		162,421,870
Linde PLC	24,400	11,065,400
Meta Platforms, Inc., Class A	69,130	32,824,998
Microsoft Corp.	81,600	34,137,360
Netflix, Inc. (A)	21,250	13,352,438
NVIDIA Corp.	607,090	71,041,674
Uruguay 2.4%		19,786,478

MercadoLibre, Inc. (A)	11,856	19,786,478
Exchange-traded funds 2.6%		$22,030,188
(Cost $21,963,142)
iShares Core MSCI EAFE ETF	294,600	22,030,188

Total investments (Cost $613,651,960) 99.2%	$821,469,532
Other assets and liabilities, net 0.8%	6,301,681
Total net assets 100.0%	$827,771,213

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-24:
Information technology	35.6%
Industrials	25.3%
Financials	12.7%
Consumer discretionary	8.0%
Health care	5.7%
Communication services	5.6%
Materials	3.5%
Energy	1.5%
Real estate	1.3%
Other assets and liabilities, net	0.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$10,446,132	—	$10,446,132	—
Canada	36,196,503	$36,196,503	—	—
Denmark	28,786,467	—	28,786,467	—
France	40,729,970	—	40,729,970	—
Germany	44,810,727	—	44,810,727	—
India	12,092,294	12,092,294	—	—
Ireland	20,158,482	18,642,254	1,516,228	—
Italy	22,729,946	—	22,729,946	—
Japan	146,411,018	—	146,411,018	—
Netherlands	61,332,186	—	61,332,186	—
South Korea	38,675,074	—	38,675,074	—
Sweden	9,220,860	—	9,220,860	—
Switzerland	20,060,482	—	20,060,482	—
Taiwan	45,162,761	9,982,155	35,180,606	—
United Kingdom	80,418,094	—	80,418,094	—
United States	162,421,870	162,421,870	—	—
Uruguay	19,786,478	19,786,478	—	—
Exchange-traded funds	22,030,188	22,030,188	—	—
Total investments in securities	$821,469,532	$281,151,742	$540,317,790	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$7,652,989	$50,983,615	$(58,638,657)	$3,415	$(1,362)	$5,967	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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